CONSOLIDATED STATEMENTS OF OPERATIONS AND CONPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sales:
Machinery sales	$ 19,599,635	$ 18,194,498
Technical service	1,274,661	5,124,128
Lease income	3,524,125	743,548
Total sales	24,398,421	24,062,174
Cost of goods sold:
Machinery sales	15,562,256	14,361,080
Technical service	886,251	3,377,704
Lease	1,187,404	346,487
Cost of goods sold	17,635,911	18,085,271
Gross profit	6,762,510	5,976,903
Operating expenses:
General and administrative expenses	3,544,343	4,177,048
Selling expenses	1,159,941	1,162,807
Total operating expenses	4,704,284	5,339,855
Income from operations	2,058,226	637,048
Other (income) expenses:
Interest income	(14,137)	(14,451)
Interest expense	298,600	74,374
Bank expense	45,223	66,502
Foreign currency exchange loss	264,441	(23,015)
Other (income) expense	(69,432)	(170,029)
Total other expenses (income)	524,695	(49,419)
Income before income taxes	1,533,531	731,047
Income taxes expenses (benefit)	345,550	306,776
Net income	1,187,981	424,271
Other comprehensive income:
Unrealized foreign currency translation adjustment	916,979	238,861
Comprehensive income	$ 2,104,960	$ 663,132
Earnings per share
Basic (in dollars per share)	$ 0.15	$ 0.09
Diluted (in dollars per share)	$ 0.15	$ 0.09
Weighted average number of shares used in computing earnings per share
Basic (in shares)	7,957,151	7,575,330
Diluted (in shares)	7,957,151	7,575,330